Segment reporting (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment reporting [Abstract]
Revenue	$ 1,351,713	$ 1,203,281	$ 1,475,683
Costs and expenses	(1,201,394)	(1,037,448)	(1,140,217)
Corporate expenses	(73,838)	(96,345)	(173,726)
Depreciation and amortization	(117,202)	(141,051)	(182,880)
Transportation loss	(40,721)	(71,563)	(21,140)
Net profit for the year	(248,054)	(403,156)	31,292
Total assets	3,712,270	4,030,547	4,563,775
Total liabilities	1,893,172	1,783,139	2,140,983
Total capital expenditures	75,468	28,375	48,281
Operating Segments [Member]
Segment reporting [Abstract]
Total assets	3,675,926	3,515,001	3,701,383
Total liabilities	1,747,028	1,348,145	1,330,742
Total capital expenditures	75,468	16,864	37,226
Operating Segments [Member] | Specialized Maritime Division [Member]
Segment reporting [Abstract]
Revenue	964,096	751,225	868,505
Costs and expenses	(867,698)	(634,919)	(652,157)
Depreciation and amortization	(23,035)	(41,764)	(66,306)
Transportation loss	73,363	74,542	150,042
Total assets	1,302,260	1,060,473	1,285,751
Total liabilities	710,278	363,098	431,893
Total capital expenditures	63,709	7,608	12,048
Operating Segments [Member] | Logistics Division [Member]
Segment reporting [Abstract]
Revenue	208,793	243,825	265,472
Costs and expenses	(170,946)	(217,699)	(232,386)
Depreciation and amortization	(21,936)	(22,571)	(19,474)
Transportation loss	15,911	3,555	13,612
Total assets	286,886	250,188	266,079
Total liabilities	193,186	141,723	158,203
Total capital expenditures	54	33	598
Operating Segments [Member] | Ports and Terminals Division [Member]
Segment reporting [Abstract]
Revenue	25,327	69,189	169,839
Costs and expenses	(49,761)	(74,521)	(122,882)
Depreciation and amortization	(11,308)	(15,423)	(15,186)
Transportation loss	(35,742)	(20,755)	31,771
Total assets	1,472,444	1,664,819	1,763,135
Total liabilities	404,992	498,233	567,030
Total capital expenditures	11,705	5,137	24,086
Operating Segments [Member] | Warehousing Division [Member]
Segment reporting [Abstract]
Revenue	153,497	139,042	171,867
Costs and expenses	(112,989)	(110,309)	(132,792)
Depreciation and amortization	(56,478)	(45,261)	(41,516)
Transportation loss	(15,970)	(16,528)	(2,441)
Total assets	614,336	539,521	386,418
Total liabilities	438,572	345,091	173,616
Total capital expenditures	0	4,086	494
Shared Accounts [Member] | Other Businesses [Member]
Segment reporting [Abstract]
Revenue	0	0	0
Costs and expenses	0	0	0
Corporate expenses	(73,838)	(96,345)	(173,726)
Depreciation and amortization	(4,445)	(16,032)	(40,398)
Transportation loss	(78,283)	(112,377)	(214,124)
Total assets	36,344	515,546	862,392
Total liabilities	146,144	434,994	810,241
Total capital expenditures	0	11,511	11,055
Unallocated Amounts [Member]
Segment reporting [Abstract]
Transportation loss	$ (207,333)	$ (331,593)	$ 52,432